UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03541

Asset Management Fund

 (Exact name of registrant as specified in charter)

Foreside Management Services, LLC

325 John H. McConnell Blvd.

Columbus, OH 43215

(Address of principal executive offices)                 (Zip code)

Foreside Management Services, LLC

325 John H. McConnell Blvd.

Columbus, OH 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800)-527-3713

Date of fiscal year end: 10/31

Date of reporting period: 7/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
SCHEDULE OF INVESTMENTS July 31, 2016 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	78.4%
1 Yr. Constant Maturity Treasury Based ARMS	22.3%
Fannie Mae Grantor Trust
3.80%		5/25/42	$5,619,349	$5,928,413
3.06%		8/25/43	7,522,307	8,206,084
Fannie Mae Whole Loan
3.95%		8/24/42	2,497,896	2,642,792
3.32%		8/25/42	5,427,892	6,002,874
2.87%		4/25/45	8,914,874	9,183,573
				31,963,736
12 Mo. London Interbank Offering Rate (LIBOR)	52.3%
Fannie Mae
2.68%		9/1/36	6,393,831	6,693,625
2.90%		6/1/37	12,080,843	12,763,302
2.76%		8/1/37	18,618,455	19,544,742
2.60%		9/1/38	15,987,056	16,652,757
2.95%		5/1/39	8,154,920	8,611,775
Freddie Mac
2.70%		5/1/39	10,100,629	10,648,961
				74,915,162
6 Mo. Certificate of Deposit Based ARMS	0.7%
Fannie Mae
1.81%		6/1/21	168,861	169,458
2.33%		12/1/24	661,954	675,610
Freddie Mac
2.65%		1/1/26	250,334	256,870
				1,101,938

See notes to Schedule of Investments.

1

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
SCHEDULE OF INVESTMENTS
July 31, 2016 (Unaudited)

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
SBA Pool Floaters	3.1%
Small Business Administration Pool
3.61%		10/25/38	$3,983,410	$4,417,048
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES
(Cost $111,206,666)				112,397,884
FIXED RATE MORTGAGE-RELATED SECURITIES	17.0%
15 Yr. Securities	0.1%
Fannie Mae
6.00%		7/1/17	8,864	9,042
6.00%		7/1/17	10,650	10,842
Freddie Mac
6.00%		6/1/17	18,071	18,369
				38,253
30 Yr. Securities	10.1%
Fannie Mae
5.00%		6/1/41	744,368	840,292
5.00%		6/1/41	949,843	1,072,247
5.00%		6/1/41	4,927,810	5,562,842
4.50%**		6/1/45	2,069,648	2,259,797
4.50%**		9/25/45	2,230,423	2,436,389
Freddie Mac
6.00%		6/16/37	2,052,174	2,311,764
				14,483,331
Collateralized Mortgage Obligations	6.8%
Fannie Mae
5.00%		2/25/18	367,473	375,513
5.00%		3/25/24	883,163	926,021
Government National Mortgage Association
1.35%		6/16/37	8,570,033	8,481,976
				9,783,510
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
(Cost $24,219,918)				24,305,094

See notes to Schedule of Investments.

2

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
SCHEDULE OF INVESTMENTS
July 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES*	4.5%
Northern Institutional Treasury Portfolio, 0.26%		6,465,890	$6,465,890
TOTAL INVESTMENT COMPANIES (Cost $6,465,890)			6,465,890
TOTAL INVESTMENTS (Cost $141,892,474)	99.9%		143,168,868
NET OTHER ASSETS (LIABILITIES)	0.1%		154,245
NET ASSETS	100.0%		$143,323,113

	Percentage of Net Assets	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED TO-BE-ANNOUNCED SECURITIES SOLD	(3.3)%
FIXED RATE MORTGAGE-RELATED SECURITIES
Fannie Mae
4.50%***		8/16/46	$(4,300,000)	$(4,688,680)
TOTAL MORTGAGE-BACKED TO-BE-ANNOUNCED SECURITIES SOLD
(Proceeds $(4,688,344))				$(4,688,680)

*	The rates presented are the rates in effect at July 31, 2016.

**	All or a portion of security is held as collateral for mortgage-backed to-be-announced securities sold. The fair value of collateral is $4,575,622 at July 31, 2016.

***	Settlement date is August 11, 2016.

See notes to Schedule of Investments.

3

ASSET MANAGEMENT FUND

LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	90.5%
Automobiles & Components	0.8%
General Motors Co.		11,100	$350,094
Banks	7.1%
JPMorgan Chase & Co.		17,400	1,113,078
Wells Fargo & Co.		40,000	1,918,800
			3,031,878
Capital Goods	3.6%
The Boeing Co.		11,700	1,563,822
Consumer Durables & Apparel	0.8%
NIKE, Inc.		6,000	333,000
Consumer Services	3.8%
McDonald’s Corp.		14,000	1,647,100
Diversified Financials	8.3%
American Express Co.		18,600	1,198,956
Berkshire Hathaway, Inc.(a)		11	2,376,000
			3,574,956
Energy	6.7%
Exxon Mobil Corp.		22,000	1,956,900
Marathon Petroleum Corp.		16,500	649,935
Valero Energy Corp.		4,700	245,716
			2,852,551
Food Beverage & Tobacco	10.0%
Altria Group, Inc.		31,400	2,125,780
PepsiCo, Inc.		20,000	2,178,400
			4,304,180
Health Care Equipment & Services	4.8%
Cardinal Health, Inc.		2,600	217,360
UnitedHealth Group, Inc.		13,000	1,861,600
			2,078,960
Insurance	1.3%
Cincinnati Financial Corp.		3,400	253,980
Everest Re Group Ltd.		1,700	321,317
			575,297
Materials	1.6%
LyondellBasell Industries NV		9,000	677,340

See notes to Schedule of Investments.

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
Media	1.1%
Comcast Corp.		7,000	$470,750
Pharmaceuticals & Biotechnology	6.4%
Amgen, Inc.		7,200	1,238,616
Gilead Sciences, Inc.		4,000	317,880
Pfizer, Inc.		32,000	1,180,480
			2,736,976
Retailing	4.6%
GameStop Corp.		10,800	334,260
TJX Companies		20,000	1,634,400
			1,968,660
Software & Services	12.0%
Alphabet, Inc.(a)		2,450	1,938,783
eBay, Inc.(a)		4,900	152,684
Microsoft Corp.		54,000	3,060,720
			5,152,187
Technology Hardware & Equipment	4.6%
Cisco Systems, Inc.		64,000	1,953,920
Telecommunication Services	4.7%
AT&T, Inc.		34,300	1,484,847
Verizon Communications, Inc.		9,200	509,772
			1,994,619
Transportation	4.3%
United Parcel Service, Inc.		17,000	1,837,700
Utilities	4.0%
Ameren Corp.		2,500	131,100
FirstEnergy Corp.		35,000	1,222,200
Public Service Enterprise Group, Inc.		8,200	377,282
			1,730,582
TOTAL COMMON STOCKS (Cost $27,615,879)			38,834,572

See notes to Schedule of Investments.

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES*	9.5%
Northern Institutional Treasury Portfolio, 0.26%		4,067,280	$4,067,280
TOTAL INVESTMENT COMPANIES
(Cost $4,067,280)			4,067,280

TOTAL INVESTMENTS (Cost $31,683,159)	100.0%		42,901,852
NET OTHER ASSETS (LIABILITIES)	0.0%		(20,524)
NET ASSETS	100.0%		$42,881,328

*	The interest rate presented is the rate in effect at July 31, 2016.
(a)	Non-income producing security.

See notes to Schedule of Investments.

ASSET MANAGEMENT FUND NOTES TO SCHEDULES OF INVESTMENTS July 31, 2016 (Unaudited)

Asset Management Fund (the “Trust”) was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” As of July 31, 2016, the Trust is authorized to issue an unlimited number of shares in two separate series: the Ultra Short Mortgage Fund and the Large Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds”). The Ultra Short Mortgage Fund offers a single class of shares. The Large Cap Equity Fund is authorized to issue two classes of shares: Class AMF Shares and Class H Shares. Class AMF and Class H Shares of the Large Cap Equity Fund have the same rights and obligations except: (i) Class AMF Shares bear a distribution fee, while Class H Shares do not have any distribution fee, which will cause Class AMF Shares to have a higher expense ratio and to pay lower dividends than those related to Class H Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board of Trustees of the Trust (“Board”), will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements.

The Trust maintains an insurance policy that insures its officers and trustees against certain liabilities. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund.

A.	Significant accounting policies are as follows:

SECURITY VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

• Level 1 — quoted prices in active markets for identical assets

• Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

The Funds’ prices for equity securities are generally provided by an independent third party pricing service approved by the Board as of the close of the regular trading session of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of each Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the mean of the latest bid and ask quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

ASSET MANAGEMENT FUND NOTES TO SCHEDULES OF INVESTMENTS July 31, 2016 (Unaudited)

The Funds’ debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which may approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. If a pricing service is unable to provide valuations for a particular security or securities, or the Trust’s Pricing Committee has determined that such valuations are unreliable, the Board has approved the use of a fair valuation methodology implemented by the Trust’s Pricing Committee to fair value the security or securities.

Within the fair value pricing methodology implemented by the Pricing Committee, among the more specific factors that are considered in determining the fair value of investments in debt instruments are: (1) information obtained with respect to market transactions in such securities or comparable securities; (2) the price and extent of public trading in similar securities of the issuer or comparable securities; (3) the fundamental analytical data relating to the investment; (4) quotations from broker/dealers, yields, maturities, ratings and various relationships between securities; and (5) evaluation of the forces which influence the market in which these securities are purchased and sold. The fair valuation process also takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, repayment assumptions, type and quality of collateral, and security seasoning. Imprecision in estimating fair value can impact the amount of unrealized appreciation or depreciation recorded for a particular security, and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair value pricing, including evaluated prices obtained from pricing services, is inherently a process of estimates and judgments. Fair value prices may fluctuate less than market prices due to technical issues which may impact the prices at which the Funds can purchase or sell securities. Market prices can be impacted by technical factors such as short term changes in market liquidity and volatility which may not directly impact fair value prices. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater NAV volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

ASSET MANAGEMENT FUND NOTES TO SCHEDULES OF INVESTMENTS July 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2016:

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Ultra Short Mortgage Fund
Assets:
U.S. Government Agency Mortgages*	$-	$136,702,978	$-	$136,702,978
Investment Companies	6,465,890	-	-	6,465,890
Total Investments	6,465,890	136,702,978	-	143,168,868
Liabilities:
U.S. Government Agency Mortgages*	-	4,688,680	-	4,688,680
Total Securities Sold Short	-	4,688,680	-	4,688,680
Large Cap Equity Fund
Common Stocks	38,834,572	-	-	38,834,572
Investment Companies	4,067,280	-	-	4,067,280
Total Investments	42,901,852	-	-	$42,901,852

* Classifications as defined in the Schedule of Investments

As of July 31, 2016 there were no Level 3 securities held by the Funds. The Trust’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Level 1, 2 or 3 as of July 31, 2016, based on levels assigned to securities as of October 31, 2015.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

Each Fund may purchase or sell securities on a when-issued basis or delayed-delivery basis. With when-issued transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased or sold on a delayed-delivery basis, the price of the securities is fixed at the time the commitment to purchase or sale is made, but settlement may take place at a future date. By the time of delivery, securities purchased on a when-issued or delayed-delivery basis may be valued at less than the purchase or sell price. At the time when-issued or delayed delivery securities are purchased or sold, the Fund must set aside funds or securities in a segregated account to pay for the purchase or as collateral for the sale.

MORTGAGE-BACKED TO-BE-ANNOUNCED TRANSACTIONS

A Mortgage-Backed To-Be-Announced (“TBA”) trade represents a forward contract for the purchase or sale of single-family mortgage-related securities to be delivered on a specified future date. In a typical TBA trade, the specific pool of mortgages that will be delivered to fulfill the forward contract are unknown at the time of the trade. The parties to a TBA trade agree upon the issuer, coupon, price, product type, amount of securities and settlement date for delivery. Settlement for TBA trades is standardized to occur on one specific day each month. The mortgage-related securities that ultimately will be delivered, and the loans backing those mortgage-related securities, frequently have not been created or originated at the time of the TBA trade, even though a price for the securities is agreed to at that time.

The Ultra Short Mortgage Fund engages in TBA transactions that are utilized to manage cash positions as well as to manage interest rate and prepayment risks. The Fund may engage in forward sales of TBA trades only when the Fund has identified the actual mortgage pool held in position to be delivered in fulfillment of the TBA trade obligation (specifying the pool or CUSIP number). These pools must be deliverable into the sold TBA position. At July 31, 2016, the fair value of the mortgage-backed TBA securities sold in the Ultra Short Mortgage Fund was $4,688,680.

ASSET MANAGEMENT FUND NOTES TO SCHEDULES OF INVESTMENTS July 31, 2016 (Unaudited)

FEDERAL INCOME TAX INFORMATION

At July 31, 2016, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
Portfolio	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
AMF Ultra Short Mortgage Fund	$141,893,585	$2,020,432	$(745,149)	$1,275,283
AMF Large Cap Equity Fund	31,683,159	11,407,875	(189,182)	11,218,693

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Asset Management Fund

By (Signature and Title)

/s/ Trent Statczar
Trent Statczar, Treasurer

Date: September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Trent Statczar
Trent Statczar, Treasurer

Date: September 28, 2016

By (Signature and Title)

/s/ Dana Gentile
Dana Gentile, President

Date: September 28, 2016